CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS € in Thousands, $ in Millions	9 Months Ended
	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)
Cash Flow from operating activities
Loss for the period	€ (11,633)	€ (11,759)
Depreciation and amortization	2,336	2,657
Foreign currency exchange differences on loans to subsidiaries	(919)	1,217
Changes in financial assets due to fair value valuation	137	73
Share-based compensation expense	261	503
Change in impairment of trade receivables	52	(26)
Non-cash interest expense on long-term debt	1,447	1,027
Change in fair value of derivative equity forward	1,942	(92)
Change in inventory allowance	166	(1)
Loss on disposal of property, plant and equipment and intangible assets	17	22
Interest paid	201	199
Interest received	(85)	(86)
Other	(27)	209
Change in working capital	225	2
Trade and other receivables, inventories and current assets	(3,313)	(886)
Trade payables	681	(642)
Other liabilities, contract liabilities and provisions	2,976	1,059
Change in restricted cash	(127)	463
Income tax payable/receivables	8	8
Total	(5,880)	(6,055)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(166)	(182)
Proceeds from disposal of financial assets		4,962
Payments to acquire financial assets	(10,482)	(994)
Interest received	85	86
Total	(10,563)	3,872
Cash Flow from financing activities
Repayment of lease liabilities	(247)	(332)
Repayment of long-term debt	(881)	(664)
Proceeds from issuance of long-term debt		5,000
Proceeds from issue of ordinary shares in the form of ADS	26,619	0
Share issue cost	(3,217)	0
Change in restricted cash	(2,000)	0
Interest paid	(201)	(199)
Total	20,073	3,805
Net increase (decrease) in cash and cash equivalents	3,630	1,622
Cash and cash equivalents at beginning of period	5,324	4,368
Changes to cash and cash equivalents due to foreign exchanges rates	(177)	(15)
Cash and cash equivalents at end of period	€ 8,777	€ 5,975